Subsequent Events (Details Narrative) (10-Q)																											9 Months Ended		12 Months Ended
	Feb. 20, 2018 USD ($) shares	Feb. 13, 2018 USD ($)	Feb. 07, 2018 USD ($) shares	Feb. 05, 2018 USD ($) shares	Jan. 22, 2018 USD ($) shares	Jan. 16, 2018 USD ($) shares	Jan. 08, 2018 USD ($) shares	Jan. 02, 2018 USD ($) shares	Dec. 15, 2017 USD ($)	Dec. 12, 2017 USD ($) shares	Dec. 11, 2017 USD ($) shares	Dec. 06, 2017 USD ($) shares	Nov. 20, 2017 shares	Nov. 10, 2017 USD ($) shares	Nov. 08, 2017 USD ($) Integer shares	Nov. 07, 2017 USD ($) Integer	Oct. 27, 2017 USD ($) Integer $ / shares shares	Oct. 02, 2017 USD ($) shares	Aug. 24, 2017 shares	Jul. 05, 2017 $ / shares shares	Jul. 02, 2017 shares	Jun. 16, 2017 USD ($) shares	Apr. 18, 2017 USD ($) shares	Feb. 02, 2017 shares	Mar. 31, 2016 USD ($) shares	Jul. 30, 2015 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 20, 2017 $ / shares	Jun. 23, 2017 $ / shares shares	Jun. 09, 2017 $ / shares shares	Dec. 19, 2016 USD ($)	Dec. 02, 2016 USD ($)	Nov. 21, 2016 USD ($)	Nov. 02, 2016 USD ($)	Mar. 08, 2016 $ / shares
Debt principal amount																						$ 30,000							$ 925,000					$ 266,000	$ 267,000	$ 267,000	$ 125,000
Proceeds of convertible debt																												$ 265,000	265,000	$ 429,000
Convertible note principal amount																											270,000		300,000	671,940
Debt instrument original issue discount																											192,961		241,634	287,802
Issuance of warrants to purchase shares of common stock | shares																																2,500,000	1,500,000
Warrant exercise price per share | $ / shares																				$ 0.08											$ 0.08	$ 0.04	$ 0.05					$ 0.005
Conversion of convertible shares | shares																						392,155	2,009,419		2,500,000
Shares issued for debt conversion																						$ 32,350	$ 40,000		$ 3,500
Unpaid interest																									$ 228
Number of Shares issued for services | shares																			5,005,435
Number of shares issued for services, value																											(823,779)	(7,000)	(92,500)	(211,591)
Officer's compensation																											$ 673,636	$ 146,923	175,673	228,330
Stock issued during period, shares | shares																				1,265,411	632,706
Stock issued during period values																													$ 298,850	$ 9,000
Second Group 10 Note [Member]
Conversion of convertible shares | shares																										7,194,245
Shares issued for debt conversion																										$ 10,000
Subsequent Event [Member]
Debt principal amount																		$ 75,000
Conversion of convertible shares | shares																		1,898,117
Shares issued for debt conversion																		$ 75,925
Number of Shares issued for services | shares																		2,985,000						1,000,000
Number of shares issued for services, value																		$ 298,500
Stock issued during period, shares | shares													250,000	500,000	2,375,000
Stock issued during period values														$ 55,000	$ 343,000
Interest paid																		$ 925
Number of shares issued as commitment fee | shares																		500,000
Cancellation of shares | shares													750,000
Subsequent Event [Member] | Mr. Lawrence CFO[Member]
Number of Shares issued for services | shares											100,000							157,091
Number of shares issued for services, value											$ 9,500
Officer's compensation																		$ 12,960
Subsequent Event [Member] | Eleven Service Providers [Member]
Number of Shares issued for services | shares											1,500,000
Number of shares issued for services, value											$ 142,500
Subsequent Event [Member] | Class A Warrant [Member]
Warrant exercise price per share | $ / shares																	$ 0.0494
Warrant exercisble share | shares																	3,036,437
Subsequent Event [Member] | Class B Warrant [Member]
Warrant exercise price per share | $ / shares																	$ 0.0494
Warrant exercisble share | shares																	1,497,295
Subsequent Event [Member] | Class A Warrant 1 [Member]
Warrant exercise price per share | $ / shares																	$ 0.0494
Warrant exercisble share | shares																	3,036,437
Subsequent Event [Member] | Class B Warrant 1 [Member]
Warrant exercise price per share | $ / shares																	$ 0.0494
Warrant exercisble share | shares																	1,497,295
Subsequent Event [Member] | Group 10, LLC [Member]
Debt instrument maturity date		Feb. 13, 2019				Jan. 16, 2019			Dec. 15, 2018							Nov. 07, 2018
Debt principal amount		$ 122,400				$ 122,400			$ 122,400							$ 122,400
Debt instrument conversion percentage		70.00%				70.00%			70.00%							70.00%
Debt instrument conversion trading days | Integer																15
Proceeds of convertible debt		$ 120,000				$ 120,000			$ 120,000							$ 120,000
Debt interest rate		10.00%				10.00%			10.00%							10.00%
Debt instrument original issue discount		$ 2,400				$ 2,400			$ 2,400							$ 2,400
Subsequent Event [Member] | Emunah Funding, LLC [Member]
Debt instrument maturity date																	Oct. 27, 2018
Debt principal amount																	$ 76,500
Debt instrument conversion percentage																	75.00%
Debt instrument conversion trading days | Integer																	15
Proceeds of convertible debt																	$ 75,000
Debt interest rate																	8.00%
Debt instrument original issue discount																	$ 1,500
Subsequent Event [Member] | Emunah Funding, LLC [Member] | Class A Warrant [Member]
Issuance of warrants to purchase shares of common stock | shares																	1,000,000
Warrant exercise price per share | $ / shares																	$ 0.15
Subsequent Event [Member] | Emunah Funding, LLC [Member] | Class B Warrant [Member]
Issuance of warrants to purchase shares of common stock | shares																	75,000
Warrant exercise price per share | $ / shares																	$ 0.15
Subsequent Event [Member] | Fourth Man LLC [Member]
Debt instrument maturity date																	Oct. 27, 2018
Debt principal amount																	$ 76,500
Debt instrument conversion percentage																	75.00%
Debt instrument conversion trading days | Integer																	15
Proceeds of convertible debt																	$ 75,000
Debt interest rate																	8.00%
Debt instrument original issue discount																	$ 1,500
Subsequent Event [Member] | Fourth Man LLC [Member] | Class A Warrant [Member]
Issuance of warrants to purchase shares of common stock | shares																	1,000,000
Warrant exercise price per share | $ / shares																	$ 0.15
Subsequent Event [Member] | Fourth Man LLC [Member] | Class B Warrant [Member]
Issuance of warrants to purchase shares of common stock | shares																	75,000
Warrant exercise price per share | $ / shares																	$ 0.15
Subsequent Event [Member] | First Gemini Note [Member]
Debt instrument maturity date															Dec. 09, 2017
Debt principal amount															$ 8,250
Debt instrument conversion percentage															70.00%
Debt instrument conversion trading days | Integer															15
Conversion of convertible shares | shares	801,603				806,452						757,576
Shares issued for debt conversion	$ 40,000				$ 40,000						$ 40,000
Subsequent Event [Member] | First Gemini Note [Member] | Maximum [Member]
Debt principal amount															$ 173,250
Subsequent Event [Member] | First Black Mountain Note [Member]
Debt instrument maturity date															Dec. 09, 2017
Debt principal amount															$ 8,250
Debt instrument conversion percentage															70.00%
Debt instrument conversion trading days | Integer															15
Conversion of convertible shares | shares			809,716		806,452		806,452				757,576
Shares issued for debt conversion			$ 40,000		$ 40,000		$ 40,000				$ 40,000
Subsequent Event [Member] | First Black Mountain Note [Member] | Maximum [Member]
Debt principal amount															$ 173,250
Subsequent Event [Member] | Second Group 10 Note [Member]
Debt instrument maturity date															Nov. 08, 2018
Debt instrument conversion percentage															70.00%
Debt instrument conversion trading days | Integer															10
Convertible note principal amount															$ 200,000
Conversion of convertible shares | shares				1,009,489		955,474		784,929				908,760
Shares issued for debt conversion				$ 50,000		$ 50,000		$ 50,000				$ 50,000
Subsequent Event [Member] | First SH Note [Member]
Debt principal amount										$ 35,000
Conversion of convertible shares | shares										567,968
Shares issued for debt conversion										$ 38,849
Unpaid interest										$ 3,849